LEASE OBLIGATIONS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	May 31, 2023 USD ($) ft²	Jul. 31, 2020 USD ($)	Nov. 01, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Lessee operating lease renewal term	5 years		5 years		5 years
Area of land | ft²							2,978
Operating lease right of use asset	$ 510,745		$ 510,745		$ 277,381	$ 332,997	$ 271,396	$ 411,287	$ 80,171
Operating lease liability	510,745		510,745		277,381		$ 271,396	$ 411,287	$ 80,171
Amortization of operating lease - right-of-use asset	12,345	$ 13,716	38,032	$ 42,256	$ 55,616	$ 61,796
New Office Leases [Member]
Property, Plant and Equipment [Line Items]
Amortization of operating lease - right-of-use asset	$ 0	$ 0	$ 0	$ 0